Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2012
Registrant Name	dei_EntityRegistrantName	PIMCO Equity Series
Central Index Key	dei_EntityCentralIndexKey	0001479360
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2012
Prospectus Date	rr_ProspectusDate	Oct. 31, 2012
(PIMCO Dividend and Income Builder Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund's primary investment objective is to seek to provide current income that exceeds the average yield on global stocks, and to provide a growing stream of income per share over time. The Fund's secondary objective is to seek to provide long-term capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 34 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 34 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class, Class D, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of income-producing investments, and will typically invest at least 50% of its assets in equity and equity-related securities. The Fund's investments in equity and equity-related securities include common and preferred stock (and securities convertible into, or that Pacific Investment Management Company LLC ("PIMCO") expects to be exchanged for, common or preferred stock), as well as securities issued by real estate investment trusts, master limited partnerships and other equity trusts and depositary receipts. The Fund may invest in securities issued by large-capitalization, mid-capitalization and small-capitalization companies.

When making equity investments, PIMCO uses bottom-up, fundamental analysis to seek to identify attractively valued issuers that currently pay dividends and have the potential for earnings and dividend growth over time. PIMCO seeks to increase portfolio diversification by investing in companies that are in various stages of the business life cycle. PIMCO also seeks to incorporate its extensive global macro insights into the portfolio construction process.

The Fund may also invest in "Fixed Income Instruments" of varying maturities. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The debt investments of the Fund may include investment-grade securities and high yield securities ("junk bonds") of any rating.

The Fund's approach to fixed income securities selection incorporates PIMCO's global macroeconomic views and fixed income investment expertise. The Fund's fixed income assets are selected based on fundamental analysis, as well as PIMCO's view regarding the attractiveness of key investment risk factors.

The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.

The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign (non-U.S.) countries. The Fund may also invest in securities and instruments that are economically tied to emerging market countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) without limitation.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Dividend-Oriented Stocks Risk: companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Fund or the Fund receiving less income

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that PIMCO believes will cause the stock price to increase do not occur

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Real Estate Risk: the risk that the Fund's investments in real estate investment trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price"

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Dividend and Income Builder Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.09%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	664
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	904
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,903
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	664
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	904
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,163
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,903
(PIMCO Dividend and Income Builder Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,317
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	110
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	343
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	595
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,317
(PIMCO Dividend and Income Builder Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.09%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	296
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	606
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,042
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,254
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	606
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,254
(PIMCO Dividend and Income Builder Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.09%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,432
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	120
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	375
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	649
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,432
(PIMCO Dividend and Income Builder Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	85
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	265
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	460
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,025
(PIMCO Dividend and Income Builder Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.09%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	95
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	296
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	515
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,143
(PIMCO Dividend and Income Builder Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.09%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,713
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	452
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	782
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,713
(PIMCO Emerging Multi-Asset Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum total return, consistent with prudent investment management.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 34 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 34 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class, Class D, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is designed to provide concurrent exposure to a broad spectrum of emerging market asset classes, such as equity, fixed income and currencies, and other investments, including commodities. Pacific Investment Management Company LLC ("PIMCO") uses a three-step active management approach in seeking to achieve the Fund's investment objective: 1) develop a target asset allocation to implement across the eligible investments; 2) identify relative value strategies designed to add value beyond the target asset allocation; and 3) utilize hedging techniques to reduce the Fund's exposure to certain severe, unanticipated market events that could significantly detract from returns. This active management approach is driven by PIMCO's global macroeconomic views, emerging markets expertise and experience across a wide range of investment instruments. The Fund's assets are allocated in a manner that reflects PIMCO's views regarding the attractiveness of key investment risk factors, considering both return potential and volatility, and includes an assessment of aggregate country, issuer and currency exposures.

PIMCO evaluates these three steps daily and uses varying combinations of Acquired Funds (defined below) and/or direct investments in efforts to achieve the most efficient execution of PIMCO's investment views. Specifically, "Acquired Funds" refers to the following: funds of the Trust and funds of PIMCO Funds, an affiliated open-end investment company, except funds of funds ("Underlying PIMCO Funds") and other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds in which the Fund may invest. Acquired Funds may or may not be registered under the Investment Company Act of 1940 (the "1940 Act"). To the extent Underlying PIMCO Funds are held, Institutional Class or Class M shares will be held. The Fund's investments may also include equity securities, Fixed Income Instruments of varying maturities, or related derivatives on such securities. "Fixed Income Instruments" include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public or private-sector entities. The Fund will invest in such funds, securities, instruments and other investments to the extent permitted under the 1940 Act, or any exemptive relief therefrom. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The Fund invests under normal circumstances at least 80% of its assets in investments economically tied to emerging market countries. The Fund will typically invest 20% to 80% of its total assets in equity-related instruments (including investments in common stock, preferred stock, and equity-related Underlying PIMCO Funds or Acquired Funds). The Fund may invest up to 25% of its total assets in commodity-related investments (including investments in the PIMCO Cayman Commodity Fund V, Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary") and commodity-related Underlying PIMCO Funds or Acquired Funds). The Subsidiary is advised by PIMCO and primarily invests in commodity-linked derivative instruments backed by a portfolio of Fixed Income Instruments. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity index-linked swap agreements and other commodity-linked derivative instruments.

In addition, with respect to its direct or indirect (through a fund) investments in equity securities, there is no limitation on the market capitalization range of the issuers in which the Fund may invest. Because the Fund primarily invests in issuers tied to emerging market countries, it typically invests in equity securities of issuers with smaller market capitalizations. The Fund may obtain foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) without limitation. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The direct or indirect debt investments of the Fund may include high yield securities ("junk bonds") of any rating. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis and may engage, without limitation, in short sales.

The Fund's assets are not allocated according to a predetermined blend of investment exposures or mix of instruments. PIMCO has the flexibility to reallocate the Fund's assets among any or all of the investment exposures represented by affiliated or unaffiliated funds, or invest directly in securities, instruments and other investments, based on its ongoing analyses of the global economy and financial markets. While these analyses are performed daily, material shifts in investment exposures typically take place over longer periods of time, unless in response to a perceived short-term opportunity or market dislocation.

The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any, which generally arises from increases in stock valuations, decreases in interest rates, foreign currency appreciation, or improving credit fundamentals for a particular sector or security. The Fund seeks long-term total return which exceeds the performance of the Fund's secondary benchmark (a blend of 50% MSCI Emerging Markets Index; 25% JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged); 25% JPMorgan Emerging Markets Bond Index (EMBI) Global). However, PIMCO will make tactical and strategic asset allocation decisions to deviate from the benchmark in order to maximize risk-adjusted total return.

Summary information about the Underlying PIMCO Funds can be found in the Fund's prospectus. More complete information about the Underlying PIMCO Funds can be found in the Underlying PIMCO Funds' prospectuses, statements of additional information and financial reports. Additional Underlying PIMCO Funds may be added or deleted in the future without shareholder notifications.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund include risks from direct investment and/or indirect exposure through investment in Acquired Funds. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Allocation Risk: the risk that the Fund could lose money as a result of less than optimal or poor asset allocation decisions as to how its assets are allocated or reallocated

Acquired Fund Risk: the risk that the Fund's performance is closely related to the risks associated with the securities and other investments held by the Acquired Funds and that the ability of the Fund to achieve its investment objective will depend upon the ability of the Acquired Funds to achieve their investment objectives

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that PIMCO believes will cause the stock price to increase do not occur

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Real Estate Risk: the risk that the Fund's investments in real estate investment trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Mortgage-Related and Other Asset-Backed Risk: the risk of investing in mortgage-related and other asset-backed securities, including interest rate risk, extension risk and prepayment risk

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price"

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. There is no guarantee that the investment objective of the Subsidiary will be achieved

Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risks of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund measures its performance against two benchmarks. The Fund's primary benchmark is the MSCI Emerging Markets Index. The Fund's secondary benchmark is a blend of 50% MSCI Emerging Markets Index, 25% JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) and 25% JPMorgan Emerging Markets Bond Index (EMBI) Global.

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO Emerging Multi-Asset Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.53%	[6]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)	[9],[12],[13]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	714
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,059
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,427
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,458
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	714
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,059
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,427
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,458
(PIMCO Emerging Multi-Asset Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%	[6]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)	[9],[12],[13]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	164
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	508
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	876
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,911
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	164
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	508
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	876
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,911
(PIMCO Emerging Multi-Asset Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.28%	[6]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)	[9],[12],[13]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	349
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	767
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,311
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,796
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	249
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	767
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,311
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,796
(PIMCO Emerging Multi-Asset Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.53%	[6]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)	[9],[12],[13]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	174
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	928
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,019
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	174
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	539
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	928
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,019
(PIMCO Emerging Multi-Asset Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%	[6]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)	[9],[12],[13]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	431
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	745
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,635
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	138
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	431
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	745
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,635
(PIMCO Emerging Multi-Asset Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%	[6]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)	[9],[12],[13]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	149
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	462
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	797
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,746
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	149
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	462
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	797
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,746
(PIMCO Emerging Multi-Asset Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.78%	[6]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.82%)	[9],[12],[13]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.96%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	199
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	615
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,057
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,285
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	199
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	615
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,057
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,285
(PIMCO EqS™ Dividend Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Fund's primary investment objective is to seek to provide current income that exceeds the average yield on global stocks. The Fund's secondary objective is to seek to provide long-term capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 34 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 34 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class, Class D, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 75% of its assets in equity and equity-related securities, including common and preferred stock (and securities convertible into, or that Pacific Investment Management Company LLC ("PIMCO") expects to be exchanged for, common or preferred stock), as well as securities issued by real estate investment trusts, master limited partnerships and other equity trusts and depositary receipts. The Fund may invest in securities issued by large-capitalization, mid-capitalization and small-capitalization companies.

When making equity investments, PIMCO uses bottom-up, fundamental analysis to seek to identify attractively valued issuers that currently pay dividends and have the potential for earnings and dividend growth over time. PIMCO seeks to increase portfolio diversification by investing in companies that are in various stages of the business life cycle. PIMCO also seeks to incorporate its extensive global macro insights into the portfolio construction process.

The Fund may also invest in "Fixed Income Instruments" of varying maturities. Fixed Income Instruments include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities. The debt investments of the Fund may include investment-grade securities and high yield securities ("junk bonds") of any rating.

The Fund may also invest in derivative instruments, such as options, futures contracts, swap agreements, equity-linked notes, equity-linked securities and participatory notes, consistent with its investment objectives. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.

The Fund may invest a significant portion of its assets in securities and instruments that are economically tied to foreign (non-U.S.) countries. The Fund may also invest in securities and instruments that are economically tied to emerging market countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) without limitation.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Dividend-Oriented Stocks Risk: companies that have paid regular dividends to shareholders may decrease or eliminate dividend payments in the future. A decrease in dividend payments by an issuer may result in a decrease in the value of the security held by the Fund or the Fund receiving less income

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that PIMCO believes will cause the stock price to increase do not occur

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Real Estate Risk: the risk that the Fund's investments in real estate investment trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price"

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO EqS™ Dividend Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.09%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	664
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	904
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,903
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	664
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	904
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,163
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,903
(PIMCO EqS™ Dividend Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.08%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	110
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	595
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,317
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	110
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	343
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	595
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,317
(PIMCO EqS™ Dividend Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.09%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	296
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	606
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,042
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,254
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	196
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	606
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,042
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,254
(PIMCO EqS™ Dividend Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.09%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.18%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	120
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	375
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	649
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,432
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	120
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	375
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	649
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,432
(PIMCO EqS™ Dividend Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.99%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.99%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	85
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	265
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	460
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,025
(PIMCO EqS™ Dividend Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.09%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.93%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	95
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	296
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	515
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,143
(PIMCO EqS™ Dividend Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.09%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[14]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.43%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	146
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	452
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	782
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,713
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	146
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	452
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	782
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,713
(PIMCO EqS™ Emerging Markets Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 34 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 92% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	92.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 34 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class, Class D, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investments economically tied to emerging market countries. The Fund will invest a substantial portion of its assets in equity and equity-related securities, including common and preferred stock (and securities convertible into, or that Pacific Investment Management Company LLC ("PIMCO") expects to be exchanged for, common or preferred stock). The Fund may also invest in fixed income securities, including debt securities issued by both corporate and government issuers. The Fund may invest in commodity related instruments, including exchange-traded funds, futures and other investment companies.

PIMCO has broad discretion to identify countries that it considers to qualify as emerging markets. The Fund emphasizes investments in countries with relatively low gross national product per capita and with the potential for higher trend economic growth. The Fund likely will focus its investments in companies having principal activities in Asia, Africa, the Middle East, Latin America and the developing countries of Europe. Assets not invested in emerging market securities may be invested in instruments of any issuer in any market.

When making investments, PIMCO uses a fundamental approach to stock-picking and attempts to identify investments that are undervalued by the market in comparison to PIMCO's assessment of companies' intrinsic value. Factors considered in the analysis include strong and improving cashflow generation, earnings profile, normalized profitability level and returns on capital. PIMCO seeks to incorporate its extensive global macro insight in determining the impact of economic factors on emerging equity markets and underlying securities in the portfolio. PIMCO evaluates the merits of each investment separately and there are no specific limitations on the value, asset size, earnings, duration, or industry classification of the Fund's investments. The Fund may invest in securities issued by large-capitalization, mid-capitalization and small-capitalization companies. The Fund generally considers large- and mid-cap companies to be those with market capitalizations greater than $1.5 billion.

The Fund will seek to gain exposure to certain investments, such as the commodity futures markets or equity securities economically tied to India, primarily through investments in the PIMCO Mauritius Fund I, Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Republic of Mauritius (the "Subsidiary"). The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may obtain favorable tax treatment on its investments in equity securities economically tied to India and may also invest without limitation in commodity index-linked swap agreements and other commodity-linked derivative instruments.

The debt investments of the Fund may include investment-grade securities and high yield securities ("junk bonds") of any rating. The Fund may obtain foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) without limitation. The Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. The Fund may invest in instruments whose return is based on the return of an emerging market security, such as a derivative instrument, rather than investing directly in emerging market securities. The Fund may also invest in other derivative instruments, such as options, futures contracts or swap agreements consistent with its investment objective, subject to applicable law and any other restrictions described in the Fund's prospectus or Statement of Additional Information. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage, without limitation, in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Convertible Securities Risk: the risk that the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. A convertible security's market value, however, tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than the convertible security's "conversion price"

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. There is no guarantee that the investment objective of the Subsidiary will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund. Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
(PIMCO EqS™ Emerging Markets Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%	[3],[5]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[9],[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.64%	[17]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	708
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,039
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,393
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,387
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	708
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,039
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,393
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,387
(PIMCO EqS™ Emerging Markets Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.74%	[3],[5]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[9],[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.54%	[17]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	157
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	486
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	839
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,834
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	157
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	486
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	839
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,834
(PIMCO EqS™ Emerging Markets Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.59%	[3],[5]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[9],[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.39%	[17]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	342
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	745
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,275
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,726
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	242
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	745
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,275
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,726
(PIMCO EqS™ Emerging Markets Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%	[3],[5]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[9],[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.64%	[17]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	167
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	517
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	892
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,944
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	167
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	517
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	892
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,944
(PIMCO EqS™ Emerging Markets Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%	[3],[5]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[9],[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.29%	[17]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,556
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	131
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	409
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	708
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,556
(PIMCO EqS™ Emerging Markets Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[3],[5]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[9],[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.39%	[17]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	142
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	440
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	761
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,669
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	142
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	440
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	761
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,669
(PIMCO EqS™ Emerging Markets Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.01%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%	[3],[5]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[9],[11]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.89%	[17]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	192
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	594
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,021
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,212
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	192
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	594
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,212
(PIMCO EqS™ Long/Short Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 34 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 113% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	113.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 34 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class, Class D, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances in long and short positions of equity and equity-related securities, including common and preferred stock (and securities convertible into, or that Pacific Investment Management Company LLC ("PIMCO") expects to be exchanged for, common or preferred stock), utilizing a fundamental investing style that integrates bottom-up and top-down research. The Fund will normally invest a substantial portion of its assets in equity and equity-related securities. The Fund may also invest in fixed income securities of varying maturities, cash and cash equivalents.

The Fund will generally take long positions in investments that PIMCO believes to be undervalued and short positions in investments that PIMCO believes to be overvalued or which are established for hedging purposes. The Fund generally will be long biased, but may take both long and short positions simultaneously. The Fund may experience high volatility in returns. The Fund is non-diversified, which means that it may invest its assets in a smaller number of issuers than a diversified fund.

The fundamental analysis that PIMCO will conduct when analyzing investments for the Fund may include some or all of the following: review of an issuer's Securities and Exchange Commission filings; interviews with an issuer's management, customers, competitors and suppliers; review of various independent sources of news, information and analysis of the issuer and its industry; preparation of prospective financial statements; and deriving an estimation of an issuer's value on both an absolute basis and relative to that of similar issuers.

There is no limitation on the market capitalization range of the issuers in which the Fund may invest. The Fund may invest, without limitation, in securities and instruments that are economically tied to foreign (non-U.S.) countries, including securities and instruments that are economically tied to emerging market countries. The Fund may obtain foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) without limitation. The debt investments of the Fund may include investment-grade securities and high yield securities ("junk bonds") of any rating.

The Fund may invest in derivative instruments, such as options, futures contracts, options on futures and swap agreements, consistent with its investment objective. The Fund may also invest in real estate investment trusts ("REITs"). The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may regularly engage in short sales and borrowings for investment purposes. As market volatility increases, the portfolio manager may trade the Fund's portfolio more frequently. The Fund may maintain significant amounts in cash and cash equivalents, without limitation, when PIMCO determines that opportunities for investing are unattractive.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. Under certain conditions, even if the value of the Fund's long positions are rising, this could be offset by declining values of the Fund's short positions. Conversely, it is possible that rising values of the Fund's short positions could be offset by declining values of the Fund's long positions. In either scenario the Fund may experience losses. In a market where the value of both the Fund's long and short positions are declining, the Fund may experience substantial losses. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that PIMCO believes will cause the stock price to increase do not occur

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Convertible Securities Risk: as convertible securities share both fixed income and equity characteristics, they are subject to risks to which fixed income and equity investments are subject. These risks include equity risk, interest rate risk and credit risk

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer than funds that are "diversified"

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Real Estate Risk: the risk that the Fund's investments in real estate investment trusts ("REITs") or real estate-linked derivative instruments will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund's investments in REITs or real estate-linked derivative instruments subject it to management and tax risks

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Cash Holdings Risk: the risk of holding large cash positions, including lower returns and potential lost opportunities to participate in market appreciation

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund. Under certain conditions, even if the value of the Fund's long positions are rising, this could be offset by declining values of the Fund's short positions. Conversely, it is possible that rising values of the Fund's short positions could be offset by declining values of the Fund's long positions. In either scenario the Fund may experience losses.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Issuer Non-Diversification Risk: the risk of focusing investments in a small number of issuers, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Funds that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer than funds that are "diversified"
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. The Administrative Class and Class R of the Fund have not commenced operations as of the date of this prospectus.

A privately offered fund managed by the Fund's portfolio manager was reorganized into the Fund and the Fund commenced operations on April 20, 2012. This privately offered fund was organized on December 1, 2002 and commenced operations on January 1, 2003 and had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. However, the privately offered fund was not registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"), and the privately offered fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance.

The Fund's performance for periods prior to the commencement of operations on April 20, 2012 is that of the privately offered fund. The performance of the privately offered fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the privately offered fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been higher or lower than the performance shown in the bar chart and Average Annual Total Returns table below. For periods following the Fund's commencement of operations on April 20, 2012, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares.

The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund's benchmark index is the 3 Month USD LIBOR Index. LIBOR (London Interbank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England's Eurodollar market. The privately offered fund began operations on January 1, 2003. Index comparisons began on December 31, 2002.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of September 30, 2012 is 2.42%. For periods shown in the bar chart, the highest quarterly return was 16.79% in the Q4 2004, and the lowest quarterly return was -9.10% in the Q3 2004.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO EqS™ Long/Short Fund) | 3 Month USD LIBOR Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.31%
5 Years	rr_AverageAnnualReturnYear05	2.09%
Since Inception	rr_AverageAnnualReturnSinceInception	2.41%
Since Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2003
(PIMCO EqS™ Long/Short Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%	[7]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.87%	[18]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	729
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,105
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,505
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,620
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	729
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,105
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,505
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,620
1 Year	rr_AverageAnnualReturnYear01	(5.60%)
5 Years	rr_AverageAnnualReturnYear05	8.02%
Since Inception	rr_AverageAnnualReturnSinceInception	13.67%
Since Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2003
(PIMCO EqS™ Long/Short Fund) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%	[7]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.77%	[18]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	180
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	557
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	959
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,084
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	180
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	557
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	959
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,084
(PIMCO EqS™ Long/Short Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.71%	[7]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.62%	[18]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	365
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	814
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,390
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,954
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	265
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	814
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,390
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,954
1 Year	rr_AverageAnnualReturnYear01	(5.60%)
5 Years	rr_AverageAnnualReturnYear05	8.02%
Since Inception	rr_AverageAnnualReturnSinceInception	13.67%
Since Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2003
(PIMCO EqS™ Long/Short Fund) | Class D
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.96%	[7]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.87%	[18]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	190
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	588
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,011
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,190
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	190
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	588
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,011
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,190
1 Year	rr_AverageAnnualReturnYear01	(5.60%)
5 Years	rr_AverageAnnualReturnYear05	8.02%
Since Inception	rr_AverageAnnualReturnSinceInception	13.67%
Since Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2003
(PIMCO EqS™ Long/Short Fund) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.49%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[7]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.52%	[18]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,813
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	155
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	480
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	829
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,813
Annual Return 2003	rr_AnnualReturn2003	40.53%
Annual Return 2004	rr_AnnualReturn2004	13.91%
Annual Return 2005	rr_AnnualReturn2005	13.27%
Annual Return 2006	rr_AnnualReturn2006	18.74%
Annual Return 2007	rr_AnnualReturn2007	26.62%
Annual Return 2008	rr_AnnualReturn2008	(4.54%)
Annual Return 2009	rr_AnnualReturn2009	21.30%
Annual Return 2010	rr_AnnualReturn2010	6.28%
Annual Return 2011	rr_AnnualReturn2011	(5.60%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of September 30, 2012 is 2.42%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 16.79% in the Q4 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -9.10% in the Q3 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.10%)
1 Year	rr_AverageAnnualReturnYear01	(5.60%)
5 Years	rr_AverageAnnualReturnYear05	8.02%
Since Inception	rr_AverageAnnualReturnSinceInception	13.67%
Since Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2003
(PIMCO EqS™ Long/Short Fund) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.60%)	[19]
5 Years	rr_AverageAnnualReturnYear05	8.02%	[19]
Since Inception	rr_AverageAnnualReturnSinceInception	13.67%	[19]
Since Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2003
(PIMCO EqS™ Long/Short Fund) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.64%)	[19]
5 Years	rr_AverageAnnualReturnYear05	6.96%	[19]
Since Inception	rr_AverageAnnualReturnSinceInception	12.31%	[19]
Since Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2003
(PIMCO EqS™ Long/Short Fund) | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%	[7]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.62%	[18]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	165
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	511
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	881
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,922
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	165
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	511
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	881
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,922
1 Year	rr_AverageAnnualReturnYear01	(5.60%)
5 Years	rr_AverageAnnualReturnYear05	8.02%
Since Inception	rr_AverageAnnualReturnSinceInception	13.67%
Since Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 01, 2003
(PIMCO EqS™ Long/Short Fund) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%	[7]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[15]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.12%	[18]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	215
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	664
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,139
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,452
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	215
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	664
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,139
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,452
(PIMCO EqS Pathfinder Fund®)
Risk/Return:	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 34 of the Fund's prospectus or from your financial advisor.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example tables, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds offered by PIMCO Equity Series and PIMCO Funds. More information about these and other discounts is available in the "Classes of Shares" section on page 34 of the Fund's prospectus or from your financial advisor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The Example is intended to help you compare the cost of investing in Institutional Class, Class P, Administrative Class, Class D, Class A, Class C or Class R shares of the Fund with the costs of investing in other mutual funds. The Example assumes that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you redeem your shares at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing under normal circumstances in equity securities, including common and preferred stock (and securities convertible into, or that Pacific Investment Management Company LLC ("PIMCO") expects to be exchanged for, common or preferred stock), of issuers that PIMCO believes are undervalued. The Fund's bottom-up value investment style attempts to identify securities that are undervalued by the market in comparison to PIMCO's own determination of the company's value, taking into account criteria such as asset value, book value and cash flow and earnings estimates.

When making investments, PIMCO evaluates the merits of each investment separately and there are no specific limitations on the value, asset size, earnings or industry classification of the Fund's investments. The Fund may invest in securities issued by large-capitalization, mid-capitalization and small-capitalization companies. The Fund generally considers large- and mid-cap companies to be those with market capitalizations greater than $1.5 billion. The Fund may invest, without limitation, in securities and instruments that are economically tied to foreign (non-U.S.) countries. The Fund may also invest in securities and instruments that are economically tied to emerging market countries.

The Fund may also invest in U.S. and non-U.S. sovereign government debt and other debt securities, including bank loans, that PIMCO selects on the basis of its determination of the security's value and not necessarily based on the coupon rate or credit rating of the security. The debt investments of the Fund may include high yield securities ("junk bonds") of any rating. The Fund may invest in the securities of distressed companies including defaulted securities, which typically involve investments in lower-rated debt securities and loans but may also include equity securities of distressed companies.

The Fund may invest in commodity-related investments. The Fund will seek to gain exposure to the commodity futures markets primarily through investments in the PIMCO Cayman Commodity Fund VI, Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the "Subsidiary"). The Subsidiary is advised by PIMCO, and has the same investment objective as the Fund. As discussed in greater detail elsewhere in the prospectus, the Subsidiary (unlike the Fund) may invest without limitation in commodity index-linked swap agreements and other commodity-linked derivative instruments.

The Fund may engage in a risk arbitrage strategy to take advantage of a perceived relationship between the value of two securities. Under an arbitrage strategy, the Fund may purchase one security while selling short another security. The security purchased is generally considered by PIMCO to be undervalued relative to the price of the security sold short, or the security sold short is generally considered to be overvalued relative to the price of the security purchased. Issuers of securities acquired pursuant to an arbitrage strategy may be engaged in certain types of corporate events, such as restructurings, acquisitions, mergers, takeovers, tender or exchange offers or liquidations. The Fund may attempt to hedge foreign currency exposure using foreign currency exchange contracts and other investments and may utilize derivative instruments to hedge against other market risks. The Fund may also invest in derivative instruments, such as options, futures contracts or swap agreements consistent with its investment objective. The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. The Fund may also enter into reverse repurchase agreements and lend portfolio securities.

The Fund may purchase securities to seek to influence or control management of an issuer, or may invest in other companies that do so, when the portfolio managers believe such actions would benefit the Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

It is possible to lose money on an investment in the Fund. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are:

Equity Risk: the risk that the value of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed income securities

Value Investing Risk: a value stock may decrease in price or may not increase in price as anticipated by PIMCO if it continues to be undervalued by the market or the factors that PIMCO believes will cause the stock price to increase do not occur

Foreign (Non-U.S.) Investment Risk: the risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions or loss of certificates of portfolio securities, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers

Emerging Markets Risk: the risk of investing in emerging market securities, primarily increased foreign (non-U.S.) investment risk

Market Risk: the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries

Issuer Risk: the risk that the value of a security may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services

Interest Rate Risk: the risk that fixed income securities will decline in value because of an increase in interest rates; a fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration

Credit Risk: the risk that the Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivative contract, is unable or unwilling to meet its financial obligations

High Yield and Distressed Company Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") and securities of distressed companies may be subject to greater levels of credit, issuer and liquidity risks. Securities of distressed companies include both debt and equity securities. High yield securities and debt securities of distressed companies are considered primarily speculative with respect to the issuer's continuing ability to make principal and interest payments. Distressed companies may be engaged in restructurings or bankruptcy proceedings

Currency Risk: the risk that foreign currencies will decline in value relative to the U.S. dollar and affect the Fund's investments in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, or in derivatives that provide exposure to, foreign (non-U.S.) currencies

Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector

Leveraging Risk: the risk that certain transactions of the Fund, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged

Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to PIMCO and the individual portfolio manager in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved

Small-Cap and Mid-Cap Company Risk: the risk that the value of securities issued by small-capitalization and mid-capitalization companies may go up or down, sometimes rapidly and unpredictably, due to narrow markets and limited managerial and financial resources

Arbitrage Risk: the risk that securities purchased pursuant to an arbitrage strategy intended to take advantage of a perceived relationship between the value of two securities may not perform as expected

Derivatives Risk: the risk of investing in derivative instruments, including liquidity, market, credit and management risks, mispricing or improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested

Short Sale Risk: the risk of entering into short sales, including the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund

Commodity Risk: the risk that investing in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments

Tax Risk: the risk that the tax treatment of swap agreements and other derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect the character, timing and/or amount of the Fund's taxable income or gains and distributions

Subsidiary Risk: the risk that, by investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary's investments. There is no guarantee that the investment objective of the Subsidiary will be achieved

Please see "Description of Principal Risks" in the Fund's prospectus for a more detailed description of the risks of investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index. Absent any applicable fee waivers and/or expense limitations, performance would have been lower. The bar chart shows performance of the Institutional Class shares. Performance for Class A and Class C shares in the Average Annual Total Returns table reflects the impact of sales charges. The Administrative Class of the Fund has not commenced operations as of the date of this prospectus. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Performance for the Fund is updated daily and quarterly and may be obtained as follows: daily updates on the net asset value and performance page at http://investments.pimco.com/DailyPerformance and quarterly updates at http://investments.pimco.com/QuarterlyPerformance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class*
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock

*The year-to-date return as of September 30, 2012 is 7.72%. For periods shown in the bar chart, the highest quarterly return was 6.05% in the Q4 2011, and the lowest quarterly return was -13.15% in the Q3 2011.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.
(PIMCO EqS Pathfinder Fund®) | MSCI World Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.58%)
Since Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 14, 2010
(PIMCO EqS Pathfinder Fund®) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[3],[4]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[8],[9],[10]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	671
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	928
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,204
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,989
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	671
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	928
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,204
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,989
1 Year	rr_AverageAnnualReturnYear01	(9.14%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.07%)
Since Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 14, 2010
(PIMCO EqS Pathfinder Fund®) | Administrative Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%	[3],[4]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[8],[9],[10]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.16%	[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	118
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	368
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	638
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,409
(PIMCO EqS Pathfinder Fund®) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.18%	[3],[4]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[8],[9],[10]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.01%	[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	304
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	630
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,083
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,338
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	204
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	630
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,083
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,338
1 Year	rr_AverageAnnualReturnYear01	(5.45%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.50%)
Since Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 14, 2010
(PIMCO EqS Pathfinder Fund®) | Class D
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[3],[4]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[8],[9],[10]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.26%	[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	128
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	400
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	692
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,523
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	128
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	400
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	692
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,523
1 Year	rr_AverageAnnualReturnYear01	(3.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.89%)
Since Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 14, 2010
(PIMCO EqS Pathfinder Fund®) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.05%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%	[3],[4]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[8],[9],[10]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.91%	[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	290
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	504
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,120
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	93
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	290
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	504
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,120
Annual Return 2011	rr_AnnualReturn2011	(3.44%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of September 30, 2012 is 7.72%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest quarterly return was 6.05% in the Q4 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the lowest quarterly return was -13.15% in the Q3 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.15%)
1 Year	rr_AverageAnnualReturnYear01	(3.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.47%)
Since Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 14, 2010
(PIMCO EqS Pathfinder Fund®) | Institutional Class | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.61%)	[19]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.76%)	[19]
Since Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 14, 2010
(PIMCO EqS Pathfinder Fund®) | Institutional Class | Return After Taxes on Distributions and Sales of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.06%)	[19]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.50%)	[19]
Since Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 14, 2010
(PIMCO EqS Pathfinder Fund®) | Class P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%	[3],[4]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[8],[9],[10]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%	[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,236
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	103
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	322
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	558
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,236
1 Year	rr_AverageAnnualReturnYear01	(3.59%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.62%)
Since Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 14, 2010
(PIMCO EqS Pathfinder Fund®) | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%	[3],[4]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[8],[9],[10]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.51%	[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	154
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	477
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	824
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,802
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	154
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	477
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	824
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,802
1 Year	rr_AverageAnnualReturnYear01	(4.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.17%)
Since Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 14, 2010
[1]	"Other Expenses" reflect interest expense and dividends paid on borrowed securities. Interest expense results from the Fund's use of certain investments such as reverse repurchase agreements. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to PIMCO. Any interest expense amount or dividends paid on securities sold short will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[2]	"Other Expenses" reflect interest expense and dividends paid on borrowed securities. Interest expense results from the Fund's use of prime brokerage arrangements to execute short sales. Dividends paid on borrowed securities are an expense of short sales. Such expenses are required to be treated as a Fund expense for accounting purposes and are not payable to PIMCO. Any interest expense amount or dividends paid on securities sold short will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[3]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[4]	Total Annual Fund Operating Expenses excluding interest expense and dividends paid on borrowed securities is 1.06%, 1.16%, 1.31%, 1.41%, 1.41%, 2.16% and 1.66% for Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively.
[5]	Total Annual Fund Operating Expenses excluding interest expense and dividends paid on borrowed securities is 1.48%, 1.58%, 1.73%, 1.83%, 1.83%, 2.58% and 2.08% for Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively.
[6]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund, as set forth in the Financial Highlights table of the Fund's prospectus, because the Ratio of Expenses to Average Net Assets reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[7]	Total Annual Fund Operating Expenses excluding interest expense and dividends paid on borrowed securities is 1.49%, 1.59%, 1.74%, 1.84%, 1.84%, 2.59% and 2.09% for Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively.
[8]	PIMCO has contractually agreed, through October 31, 2013, to reduce its advisory fee by 0.16% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[9]	Certain fees and expenses are not waived or reimbursed, such as direct or indirect (through an acquired fund) interest expense or dividends paid on borrowed securities, and the expense of investing in acquired funds other than certain PIMCO funds. The amount of such expenses will vary based on the Fund's use of those investments as an investment strategy best suited to seek the objective of the Fund.
[10]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund VI, Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[11]	PIMCO has contractually agreed, through October 31, 2013, to reduce its advisory fee by 0.20% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[12]	PIMCO has contractually agreed to waive the Fund's advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Fund V, Ltd. (the "Subsidiary") to PIMCO. The Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Subsidiary is in place.
[13]	PIMCO has contractually agreed, through October 31, 2013, to waive, first, the advisory fee and, second, the supervisory and administrative fee it receives from the Fund in an amount equal to the expenses attributable to the Management Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Fund's Management Fees are greater than or equal to the Management Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days' notice prior to the end of the contract term.
[14]	PIMCO has contractually agreed, through October 31, 2013, to reduce its advisory fee by 0.16% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[15]	PIMCO has contractually agreed, through October 31, 2013, to reduce its advisory fee by 0.09% of the average daily net assets of the Fund. This Fee Limitation Agreement renews annually unless terminated by PIMCO upon at least 30 days' prior notice to the end of the contract term. Under certain conditions, PIMCO may recoup amounts reduced in future periods, not exceeding three years.
[16]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense and dividends paid on borrowed securities is 0.89%, 0.99%, 1.14%, 1.24%, 1.24%, 1.99% and 1.49% for Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively.
[17]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense and dividends paid on borrowed securities is 1.28%, 1.38%, 1.53%, 1.63%, 1.63%, 2.38% and 1.88% for Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively.
[18]	Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense and dividends paid on borrowed securities is 1.40%, 1.50%, 1.65%, 1.75%, 1.75%, 2.50% and 2.00% for Institutional Class, Class P, Administrative Class, Class D, Class A, Class C and Class R shares, respectively.
[19]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other classes will vary.